Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Short-term Investments
Short-term investments	¥ 6,447,197	¥ 2,706,535		$ 921,937
Investment Income loss related to short-term investments	77,100	69,500	¥ (187,600)
Financial products
Short-term Investments
Short-term investments	6,123,586	2,281,780
Investments in publicly traded companies
Short-term Investments
Short-term investments	¥ 323,611	¥ 424,755